Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS — 1.7%
144,085	Berry Global, Inc. 6.186% (3-Month Term SOFR+175 basis points), 7/2/2029[2,3,4]	$144,217
250,000	Hilton Domestic Operating Co., Inc. 6.070% (1-Month Term SOFR+175 basis points), 11/8/2030[2,3,4]	250,060
246,164	KFC Holding Co. 6.181% (1-Month Term SOFR+175 basis points), 3/15/2028[2,3,4]	247,025
243,663	Trans Union LLC 6.074% (1-Month Term SOFR+175 basis points), 6/24/2031[2,3,4]	243,206
232,776	Vistra Operations Co. LLC 0.000% (1-Month Term SOFR+175 basis points), 12/31/2025[2,3,4]	232,330
	Total Bank Loans
	(Cost $1,106,289)	1,116,838
	BONDS — 95.2%
	ASSET-BACKED SECURITIES — 58.8%
909,868	Allegro CLO VII Ltd. Series 2018-1A, Class AR, 5.432% (3-Month Term SOFR+113 basis points), 6/13/2031[3,4,5]	910,345
27,015	Ally Auto Receivables Trust Series 2023-1, Class A2, 5.760%, 11/15/2026[3]	27,024
330,000	American Express Credit Account Master Trust Series 2022-2, Class A, 3.390%, 5/15/2027[3]	329,494
182,016	AMMC CLO 15 Ltd Series 2014-15A, Class AR3, 5.684% (3-Month Term SOFR+138.16 basis points), 1/15/2032[3,4,5]	181,977
	Apidos CLO
277,520	Series 2013-15A, Class A1RR, 5.565% (3-Month Term SOFR+127.16 basis points), 4/20/2031[3,4,5]	277,655
1,000,000	Series 2015-23A, Class ARR, 5.367% (3-Month Term SOFR+105 basis points), 4/15/2033[3,4,5]	1,000,004
640,000	BA Credit Card Trust Series 2022-A2, Class A2, 5.000%, 4/15/2028[3]	642,012
320,000	Barings Equipment Finance LLC Series 2025-A, Class A2, 4.640%, 10/13/2028[3,5]	320,739
1,500,000	Battalion Clo XV Ltd. Series 2020-15A, Class A1RR, 5.284% (3-Month Term SOFR+98 basis points), 1/17/2033[3,4,5]	1,495,799
398,058	BlueMountain Fuji U.S. CLO Series 2017-2A, Class A1AR, 5.555% (3-Month Term SOFR+126.16 basis points), 10/20/2030[3,4,5]	398,213
93,085	BMW Vehicle Lease Trust Series 2023-2, Class A3, 5.990%, 9/25/2026[3]	93,540
260,000	Capital One Multi-Asset Execution Trust Series 2022-A3, Class A, 4.950%, 10/15/2027[3]	260,564

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Capital One Prime Auto Receivables Trust
83,595	Series 2021-1, Class A3, 0.770%, 9/15/2026[3]	$83,136
238,049	Series 2022-2, Class A3, 3.660%, 5/17/2027[3]	236,973
733,471	CBAM Ltd. Series 2018-6A, Class A1R, 5.834% (3-Month Term SOFR+153.16 basis points), 1/15/2031[3,4,5]	733,926
1,000,000	Cedar Funding CLO Ltd. Series 2020-12A, Class ARR, 5.457% (3-Month Term SOFR+120 basis points), 1/25/2038[3,4,5]	997,256
230,000	Chase Issuance Trust Series 2022-A1, Class A, 3.970%, 9/15/2027[3]	229,407
	CIFC Funding Ltd.
2,000,000	Series 2013-3RA, Class A1R, 5.303% (3-Month Term SOFR+100 basis points), 4/24/2031[3,4,5]	2,000,000
755,180	Series 2018-3A, Class A, 5.655% (3-Month Term SOFR+136.16 basis points), 7/18/2031[3,4,5]	755,431
520,000	Citibank Credit Card Issuance Trust Series 2023-A1, Class A1, 5.230%, 12/8/2027[3]	522,447
	Citizens Auto Receivables Trust
255,463	Series 2024-1, Class A2A, 5.430%, 10/15/2026[3,5]	255,883
320,000	Series 2024-1, Class A3, 5.110%, 4/17/2028[3,5]	322,352
	Discover Card Execution Note Trust
220,000	Series 2022-A4, Class A, 5.030%, 10/15/2027[3]	220,551
200,000	Series 2023-A1, Class A, 4.310%, 3/15/2028[3]	199,913
17,766	DLLAD LLC Series 2023-1A, Class A2, 5.190%, 4/20/2026[3,5]	17,770
1,000,000	Dryden CLO Ltd. Series 2020-86A, Class A1R, 5.664% (3-Month Term SOFR+136.16 basis points), 7/17/2034[3,4,5]	1,000,628
	Dryden Senior Loan Fund
112,485	Series 2013-30A, Class AR, 5.405% (3-Month Term SOFR+108.16 basis points), 11/15/2028[3,4,5]	112,523
1,000,000	Series 2013-26A, Class BR, 6.014% (3-Month Term SOFR+171.16 basis points), 4/15/2029[3,4,5]	1,001,380
1,490,839	Series 2016-45A, Class A1RR, 5.382% (3-Month Term SOFR+108 basis points), 10/15/2030[3,4,5]	1,487,949
216,504	Series 2015-41A, Class AR, 5.534% (3-Month Term SOFR+123.16 basis points), 4/15/2031[3,4,5]	216,614
1,000,000	Elevation CLO Ltd. Series 2018-10A, Class AR, 5.242% (3-Month Term SOFR+92 basis points), 10/20/2031[3,4,5]	1,000,001

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
40,938	Fifth Third Auto Trust Series 2023-1, Class A2A, 5.800%, 11/16/2026[3]	$40,969
1,363,384	Flatiron CLO Ltd. Series 2019-1A, Class AR, 5.665% (3-Month Term SOFR+134.16 basis points), 11/16/2034[3,4,5]	1,363,384
50,000	Ford Credit Auto Owner Trust Series 2024-D, Class A2A, 4.590%, 10/15/2027[3]	50,051
	Galaxy CLO Ltd.
216,221	Series 2013-15A, Class ARR, 5.534% (3-Month Term SOFR+123.16 basis points), 10/15/2030[3,4,5]	216,341
225,083	Series 2015-20A, Class AR, 5.555% (3-Month Term SOFR+126.16 basis points), 4/20/2031[3,4,5]	225,177
	GM Financial Automobile Leasing Trust
330,743	Series 2024-1, Class A2A, 5.180%, 6/22/2026[3]	331,131
237,606	Series 2023-2, Class A3, 5.050%, 7/20/2026[3]	237,796
245,655	Series 2024-2, Class A2A, 5.430%, 9/21/2026[3]	246,532
190,000	Series 2024-3, Class A2A, 4.290%, 1/20/2027[3]	189,676
780,000	Series 2024-1, Class A3, 5.090%, 3/22/2027[3]	783,685
	GM Financial Consumer Automobile Receivables Trust
328,657	Series 2022-2, Class A3, 3.100%, 2/16/2027[3]	327,001
538,209	Series 2023-2, Class A3, 4.470%, 2/16/2028[3]	538,043
700,000	Series 2023-3, Class A3, 5.450%, 6/16/2028[3]	705,668
113,730	Harley-Davidson Motorcycle Trust Series 2023-B, Class A2, 5.920%, 12/15/2026[3]	113,880
	Honda Auto Receivables Trust
235,000	Series 2025-A, Class A2A, 4.330%, 12/15/2027[3]	234,886
520,000	Series 2023-3, Class A3, 5.410%, 2/18/2028[3]	524,358
210,774	Hyundai Auto Lease Securitization Trust Series 2024-A, Class A2A, 5.150%, 6/15/2026[3,5]	211,067
	John Deere Owner Trust
134,074	Series 2024-A, Class A2A, 5.190%, 2/16/2027[3]	134,406
102,266	Series 2022-C, Class A3, 5.090%, 6/15/2027[3]	102,596
70,000	Series 2025-A, Class A2A, 4.230%, 3/15/2028[3]	70,005
	LCM LP
1,040,000	Series 18A, Class BR, 6.155% (3-Month Term SOFR+186.16 basis points), 4/20/2031[3,4,5]	1,041,694
160,038	Series 14A, Class AR, 5.595% (3-Month Term SOFR+130.16 basis points), 7/20/2031[3,4,5]	160,099

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Madison Park Funding Ltd.
1,000,000	Series 2014-14A, Class BR4, 5.823% (3-Month Term SOFR+150 basis points), 10/22/2030[3,4,5]	$1,000,000
935,428	Series 2019-35A, Class A1R, 5.545% (3-Month Term SOFR+125.16 basis points), 4/20/2032[3,4,5]	935,532
239,056	Mercedes-Benz Auto Lease Trust Series 2023-A, Class A3, 4.740%, 1/15/2027[3]	239,202
265,150	Nissan Auto Lease Trust Series 2024-B, Class A2A, 5.050%, 6/15/2027[3]	266,296
37,477	OCP CLO Ltd. Series 2014-7A, Class A1RR, 5.675% (3-Month Term SOFR+138.16 basis points), 7/20/2029[3,4,5]	37,495
	OZLM Ltd.
1,000,000	Series 2017-17A, Class A2AR, 5.793% (3-Month Term SOFR+150 basis points), 7/20/2030[3,4,5]	1,000,509
1,000,000	Series 2014-6A, Class B1T, 6.303% (3-Month Term SOFR+200 basis points), 4/17/2031[3,4,5]	1,001,466
1,861,752	Regatta Funding Ltd. Series 2018-2A, Class A1R, 5.402% (3-Month Term SOFR+110 basis points), 7/15/2031[3,4,5]	1,860,931
417,813	Rockford Tower CLO Ltd. Series 2018-1A, Class A, 5.684% (3-Month Term SOFR+136.16 basis points), 5/20/2031[3,4,5]	418,070
500,000	Symphony CLO XXI Ltd. Series 2019-21A, Class AR2, 5.224% (3-Month Term SOFR+90 basis points), 7/15/2032[3,4,5]	496,375
	Toyota Auto Receivables Owner Trust
18,230	Series 2023-B, Class A2A, 5.280%, 5/15/2026[3]	18,234
255,000	Series 2025-A, Class A2A, 4.480%, 11/15/2027[3]	255,207
	Toyota Lease Owner Trust
30,016	Series 2023-B, Class A2A, 5.730%, 4/20/2026[3,5]	30,038
245,000	Series 2024-A, Class A3, 5.250%, 4/20/2027[3,5]	246,619
1,000,000	Venture CLO Ltd. Series 2019-38A, Class ARR, 5.304% (3-Month Term SOFR+100 basis points), 7/30/2032[3,4,5]	998,552
300,000	Verizon Master Trust Series 2024-1, Class A1A, 5.000%, 12/20/2028[3]	301,121
145,000	Volkswagen Auto Loan Enhanced Trust Series 2024-1, Class A2A, 4.650%, 11/22/2027[3]	145,231
	Voya CLO Ltd.
104,136	Series 2017-1A, Class A1R, 5.514% (3-Month Term SOFR+121.16 basis points), 4/17/2030[3,4,5]	104,037

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
127,237	Series 2017-2A, Class A1R, 5.544% (3-Month Term SOFR+124.16 basis points), 6/7/2030[3,4,5]	$127,294
305,461	Series 2013-2A, Class A1R, 5.532% (3-Month Term SOFR+123.16 basis points), 4/25/2031[3,4,5]	305,617
1,350,138	Series 2018-3A, Class A1R2, 5.502% (3-Month Term SOFR+120 basis points), 10/15/2031[3,4,5]	1,349,533
800,000	Series 2018-3A, Class CR2, 6.652% (3-Month Term SOFR+235 basis points), 10/15/2031[3,4,5]	801,714
1,000,000	Series 2020-3A, Class ARR, 5.543% (3-Month Term SOFR+125 basis points), 1/20/2038[3,4,5]	1,000,250
545,696	Wind River CLO Ltd. Series 2014-1A, Class ARR, 5.605% (3-Month Term SOFR+131.16 basis points), 7/18/2031[3,4,5]	545,296
192,372	World Omni Auto Receivables Trust Series 2021-D, Class A3, 0.810%, 10/15/2026[3]	191,722
45,788	World Omni Select Auto Trust Series 2023-A, Class A2A, 5.920%, 3/15/2027[3]	45,805
	Total Asset-Backed Securities
	(Cost $38,865,366)	38,902,097
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
729,850	GS Mortgage Securities Corp Trust Series 2012-BWTR, Class A, 2.954%, 11/5/2034[3,5]	630,862
	Total Commercial Mortgage-Backed Securities
	(Cost $739,251)	630,862
	CORPORATE — 19.2%
	BASIC MATERIALS — 0.8%
120,000	Nucor Corp. 3.950%, 5/23/2025	119,854
250,000	PPG Industries, Inc. 1.200%, 3/15/2026[3]	242,175
200,000	Sherwin-Williams Co. 3.450%, 6/1/2027[3]	195,754
		557,783
	COMMUNICATIONS — 2.6%
200,000	Amazon.com, Inc. 1.000%, 5/12/2026[3]	193,353
200,000	AT&T, Inc. 1.700%, 3/25/2026[3]	194,560
250,000	Booking Holdings, Inc. 3.600%, 6/1/2026[3]	247,850

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	COMMUNICATIONS (Continued)
200,000	Comcast Corp. 3.150%, 3/1/2026[3]	$197,671
250,000	eBay, Inc. 1.400%, 5/10/2026[3]	241,737
250,000	T-Mobile USA, Inc. 2.250%, 2/15/2026[3]	245,103
200,000	TWDC Enterprises Corp. 1.850%, 7/30/2026	193,870
200,000	Verizon Communications, Inc. 4.125%, 3/16/2027	199,038
		1,713,182
	CONSUMER, CYCLICAL — 2.8%
200,000	7-Eleven, Inc. 0.950%, 2/10/2026[3,5]	193,638
	American Honda Finance Corp.
275,000	5.050% (SOFR+71 basis points), 1/9/2026[4]	275,578
150,000	5.260% (SOFR+92 basis points), 1/12/2026[4]	150,577
250,000	BMW U.S. Capital LLC 2.800%, 4/11/2026[3,5]	245,777
250,000	Home Depot, Inc. 3.000%, 4/1/2026[3]	247,113
225,000	Lowe's Cos., Inc. 4.000%, 4/15/2025[3]	224,926
250,000	Starbucks Corp. 4.850%, 2/8/2027[3]	251,957
	Toyota Motor Credit Corp.
200,000	4.450%, 5/18/2026	200,192
90,000	5.232% (SOFR Index+89 basis points), 5/18/2026[4]	90,438
		1,880,196
	CONSUMER, NON-CYCLICAL — 5.0%
250,000	AbbVie, Inc. 3.600%, 5/14/2025[3]	249,693
200,000	Amgen, Inc. 2.200%, 2/21/2027[3]	192,111
250,000	Astrazeneca Finance LLC 1.200%, 5/28/2026[3]	241,614
206,000	Biogen, Inc. 4.050%, 9/15/2025[3]	205,283
225,000	Cigna Corp. 3.250%, 4/15/2025[3]	224,865

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
200,000	CVS Health Corp. 1.300%, 8/21/2027[3]	$184,727
200,000	Elevance Health, Inc. 3.650%, 12/1/2027[3]	196,170
250,000	GE HealthCare Technologies, Inc. 5.650%, 11/15/2027[3]	256,752
250,000	Gilead Sciences, Inc. 3.650%, 3/1/2026[3]	248,173
250,000	Haleon U.S. Capital LLC 3.375%, 3/24/2027[3]	245,080
250,000	Kroger Co. 3.500%, 2/1/2026[3]	248,182
200,000	Mondelez International, Inc. 2.625%, 3/17/2027[3]	193,121
260,000	PayPal Holdings, Inc. 1.650%, 6/1/2025[3]	258,970
200,000	Pfizer Investment Enterprises Pte Ltd. 4.450%, 5/19/2026[3,6]	200,354
200,000	Thermo Fisher Scientific, Inc. 4.953%, 8/10/2026[3]	201,790
		3,346,885
	ENERGY — 1.3%
225,000	Enbridge Energy Partners LP 5.875%, 10/15/2025[3]	225,945
200,000	MPLX LP 1.750%, 3/1/2026[3]	194,812
250,000	Sabine Pass Liquefaction LLC 5.875%, 6/30/2026[3]	252,198
165,000	TransCanada PipeLines Ltd. 4.875%, 1/15/2026[3,6]	165,145
		838,100
	FINANCIAL — 1.2%
250,000	American Tower Corp. 3.375%, 10/15/2026[3]	245,574
250,000	Crown Castle, Inc. 1.050%, 7/15/2026[3]	238,361
200,000	Intercontinental Exchange, Inc. 4.000%, 9/15/2027[3]	198,304

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL (Continued)
95,000	Mastercard, Inc. 4.776% (SOFR Index+44 basis points), 3/15/2028[4]	$94,963
		777,202
	INDUSTRIAL — 1.1%
200,000	Caterpillar Financial Services Corp. 0.900%, 3/2/2026	193,906
	John Deere Capital Corp.
75,000	4.780% (SOFR+44 basis points), 3/6/2026[4]	75,206
340,000	5.111% (SOFR+79 basis points), 6/8/2026[4]	342,173
140,000	Veralto Corp. 5.500%, 9/18/2026[3]	141,753
		753,038
	TECHNOLOGY — 2.7%
200,000	Broadcom Corp. 3.875%, 1/15/2027[3,6]	197,849
250,000	Dell International LLC 4.900%, 10/1/2026[3]	251,030
250,000	Fidelity National Information Services, Inc. 1.150%, 3/1/2026[3]	242,392
250,000	Fiserv, Inc. 3.200%, 7/1/2026[3]	246,053
200,000	International Business Machines Corp. 4.000%, 7/27/2025	199,628
250,000	Oracle Corp. 2.650%, 7/15/2026[3]	244,116
200,000	VMware LLC 1.400%, 8/15/2026[3]	191,581
200,000	Workday, Inc. 3.500%, 4/1/2027[3]	196,128
		1,768,777
	UTILITIES — 1.7%
235,000	DTE Energy Co. 1.050%, 6/1/2025[3]	233,442
250,000	Duke Energy Corp. 2.650%, 9/1/2026[3]	243,490
225,000	Eversource Energy 0.800%, 8/15/2025[3]	221,653
	NextEra Energy Capital Holdings, Inc.
60,000	5.112% (SOFR Index+76 basis points), 1/29/2026[4]	60,210

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	UTILITIES (Continued)
150,000	1.875%, 1/15/2027[3]	$143,360
200,000	Southern Co. 5.113%, 8/1/2027	202,225
		1,104,380
	Total Corporate
	(Cost $12,718,353)	12,739,543
	U.S. GOVERNMENT — 16.3%
	United States Treasury Bill
2,000,000	0.000%, 5/1/2025	1,992,954
1,250,000	0.000%, 5/6/2025	1,244,857
1,000,000	0.000%, 5/15/2025	994,831
2,750,000	0.000%, 5/22/2025	2,733,560
1,000,000	0.000%, 6/5/2025	992,435
750,000	0.000%, 6/12/2025	743,722
600,000	0.000%, 6/24/2025	594,134
500,000	0.000%, 7/10/2025	494,195
1,000,000	0.000%, 9/11/2025	981,459
	Total U.S. Government
	(Cost $10,772,394)	10,772,147
	Total Bonds
	(Cost $63,095,364)	63,044,649

Number of Shares
	EXCHANGE-TRADED FUNDS — 0.2%
5,867	Palmer Square CLO Senior Debt ETF[7]	119,452
	Total Exchange-Traded Funds
	(Cost $118,960)	119,452

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 6.0%
3,983,101	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 4.14%[8,9]	3,983,101
	Total Short-Term Investments
	(Cost $3,983,101)	3,983,101
	TOTAL INVESTMENTS — 103.1%
	(Cost $68,303,714)	68,264,040
	Liabilities in Excess of Other Assets — (3.1)%	(2,053,411)
	TOTAL NET ASSETS — 100.0%	$66,210,629

ETF –	Exchange-Traded Fund

[1]	Local currency.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Floating rate security.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $31,033,812 which represents 46.87% of total net assets of the Fund.
[6]	Foreign security denominated in U.S. Dollars.
[7]	Affiliated company.
[8]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $569,303, which represents 0.86% of total net assets of the Fund.
[9]	The rate is the annualized seven-day yield at period end.